TRANSAMERICA SERIES TRUST

Transamerica BlackRock Global Allocation Managed Risk - Growth VP

Transamerica Multi-Manager Alternative Strategies VP

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement

of Additional Information

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Transamerica BlackRock Global Allocation Managed Risk - Growth VP

The Board of Trustees of Transamerica Series Trust has approved the liquidation of Transamerica BlackRock Global Allocation Managed Risk - Growth VP (the “portfolio”).

The liquidation is subject to investor approval. Proxy materials describing the liquidation are expected to be mailed to investors in the first quarter of 2020. If investor approval is obtained, it is expected that the liquidation will take place on or about April 30, 2020. Effective on or about February 14, 2020, the portfolio will be closed to all investments.

If the liquidation is approved by investors and you have not transferred your account value out of the portfolio to another allocation option by the liquidation date, then upon the liquidation of the portfolio, your liquidation proceeds will be exchanged to the corresponding share class of Transamerica BlackRock Government Money Market VP.

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Transamerica Multi-Manager Alternative Strategies VP

The Board of Trustees has approved the liquidation of Transamerica Multi-Manager Alternative Strategies VP (the “portfolio”).

The liquidation is subject to investor approval. Proxy materials describing the liquidation are expected to be mailed to investors in the first quarter of 2020. If investor approval is obtained, it is expected that the liquidation will take place on or about April 30, 2020. Effective on or about February 14, 2020, the portfolio will be closed to all investments.

If the liquidation is approved by investors and you have not transferred your account value out of the portfolio to another allocation option by the liquidation date, then upon the liquidation of the portfolio, your liquidation proceeds will be exchanged to the corresponding share class of Transamerica BlackRock Government Money Market VP.

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Investors Should Retain this Supplement for Future Reference

December 10, 2019